COMMITMENTS	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

17. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada and Oregon. A summary of the Company's future minimum payments at the year ended January 31, 2023 is as follows:

	Third Parties	Related Parties	Total
	$	$	$
2024	273,743	1,276,262	1,550,005
2025	45,551	1,314,551	1,360,102
2026	45,551	1,353,987	1,399,538
2027	45,551	1,394,607	1,440,158
2028	45,551	1,436,445	1,481,996
Thereafter	322,651	7,712,494	8,035,145
	778,598	14,488,346	15,266,944

18. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with related parties, for land, office space, and equipment in Nevada and Oregon as well as for mortgage payments on a building held for sale. At January 31, 2021, the Company has the following future minimum payments:

	Mortgage	Leases with related parties	Total
	$	$	$
2022	277,214	1,431,192	1,708,406
2023	232,961	1,467,282	1,700,243
2024	224,513	1,504,455	1,728,968
2025	80,414	1,314,551	1,394,965
2026	45,743	1,353,987	1,399,730
Thereafter	415,496	10,543,546	10,959,042
	1,276,341	17,615,013	18,891,354

Leases with related parties includes $684,576 of undiscounted lease payments for lease liabilities held for sale.